Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 26,808	$ 17,021
Marketable securities	1,600	7,752
Accounts receivable:
Trade, net	23,453	40,742
Other	9,487	5,823
Related parties	364	625
Inventories	42,369	51,487
Total current assets	104,081	123,450
Marketable securities	45,612	5,945
Assets held for employees' severance benefits	1,517	1,591
Deferred tax assets	894	899
Property, plant and equipment ("PPE"), net	3,670	4,121
Intangible assets, net	966	1,047
Goodwill	25,561	25,561
Total assets	182,301	162,614
Current liabilities
Trade accounts payable	15,389	12,619
Other accounts payable and accrued expenses	6,133	6,420
Related parties	18	10
Total current liabilities	21,540	19,049
Long-term liabilities
Liability for employees' severance benefits	2,612	2,765
Total liabilities	24,152	21,814
Commitments and contingencies
Shareholders' equity
Ordinary shares, ILS 0.01 par value; 10,000,000 shares authorized; 7,564,502 and 7,574,176 issued as at December 31, 2017 and 2018, respectively; 7,549,531 and 7,559,205 outstanding as at December 31, 2017 and 2018, respectively	22	22
Additional paid-in capital	54,621	51,909
Treasury shares (at cost) - 14,971 ordinary shares as at December 31, 2017 and 2018	(38)	(38)
Retained earnings	103,544	88,907
Total shareholders' equity	158,149	140,800
Total liabilities and shareholders' equity	$ 182,301	$ 162,614